INVENTORIES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INVENTORIES, NET
Raw materials		¥ 275,583	¥ 191,242
Work in process		176,417	33,714
Finished goods		441,806	259,666
Inventories, net	$ 128,387	¥ 893,806	¥ 484,622